Interest bearing loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Interest-bearing Loans and Borrowings

	Six months ended June 30, 2020 Unaudited £	Six months ended June 30, 2019 Unaudited £	Year ended December 31, 2019 Audited £
Convertible loan notes (see Note 6 a)	2,941	—	—
Bank loan (see Note 6 b)	13,254	19,732	20,512
Debt host instrument ( see Note 6c )	11,565	—	—

At end of year/period	27,760	19,732	20,512

Current	13,254	8,011	15,139
Non-current	14,506	11,721	5,373

Summary of movements in the carrying value of the liability component of the Loan Notes
The movements in the carrying value of the liability component of the Loan Notes is included in the table below:

	Six months ended June 30, 2020 Unaudited £	Six months ended June 30, 2019 Unaudited £	Year ended December 31, 2019 Audited £
Liability component at date of issue (net of transaction costs)	24,417	—	—
Interest charged (using effective interest rate)	422	—	—
Reclassified to equity	(13,274)	—	—

Carrying amount of liability component	11,565	—	—

Summary of movements in the carrying value of the embedded derivative
The movements in the carrying value of the embedded derivative relating to the conversion feature is included in the table below:

	Six months ended June 30, 2020 Unaudited £	Six months ended June 30, 2019 Unaudited £	Year ended December 31, 2019 Audited £
At the beginning of the year/period	—	—	—
Arising during the year/period	11,913	—	—
Movement during the year/period	—	—	—
- Fair value movements recorded in profit or loss (recognised within ‘FV changes on derivative financial instruments held at FVTPL’)	63,158	—	—
Reclassified to equity	(75,071)	—	—

At the end of the year/period	—	—	—

Summary of the inputs into the model used to fair value the embedded derivative
The following table lists the inputs into the model used to fair value the embedded derivative at inception and at the balance sheet date:

	June 3 , 2020 Unaudited	June 30, 2020 Unaudited
Expected volatility (%)	61	61
Risk-free interest rate (%)	0.27	0.19
Credit spread %	2014.5bps	1858.5bps
Expected life of share options (years)	3	3
Market price of ordinary shares (£)	0.19	0.46
Probability of resolutions passing (%)	90	100
Model used	Discounted Cash flow/Black Scholes model	Discounted Cash flow/Black Scholes model